BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2012
BASIS OF PRESENTATION [Abstract]
Interest in operating partnership (in hundredths)		82.40%	81.50%
Percentage of general interest partnership (in hundredths)		100.00%
Redemption basis		one-for-one
Redemptions by limited partner, maximum		2
Number of units to redeem, minimum (in units)		1,000
Period to hold the beneficial interest, minimum		1 year
RECLASSIFICATIONS [Abstract]
Number of retail properties sold	1		2
Number of properties classified as held for sale	2	0	8	0
Number of apartment complexes sold		3
Iret Number Of Healthcare Properties Sold		1
Number of industrial properties sold	4
Real Estate Properties [Line Items]
Impairment of retail property		$ 305,000	$ 428,000	$ 0
Number of impairment properties		1	2
Goodwill impairment			7,000
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL [Abstract]
New intangible assets		1,600,000	416,000
Addition to intangible liabilities		0	0
Weighted average lives of intangible assets and intangible liabilities		6 months	10 years
Goodwill book value		1,106,000	1,120,000
Recognized impairment goodwill			7,000
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment cost		2,900,000	2,900,000
Accumulated depreciation		1,673,000	1,423,000
Compensating Balances [Line Items]
Certificates of deposit		639,000
Remaining terms of certificates of deposit		2 years
Decrease in lender holdbacks		1,891,000	5,681,000	3,276,000
Increase in lender holdbacks for improvements		2,466,000	1,730,000	10,712,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	563,000	154,000
Provision		1,008,000	(142,000)	665,000
Balance at close of year		563,000	154,000
Income Tax Disclosure [Abstract]
Minimum dividend distribution percentage (in hundredths)		90.00%
Dividend distribution percentage (in hundredths)		90.00%	90.00%	90.00%
Distribution of federal income tax (in hundredths)			23.17%	18.04%
Distribution of capital gain (in hundredths)			2.41%	37.48%
Distribution made as return of capital (in hundredths)			74.42%	44.48%
INVOLUNTARY CONVERSION OF ASSETS [Abstract]
Expensed flood and fire insurance deductibles		400,000
Number of 32-unit buildings		2
Number of units in building		32
Number of buildings destroyed					1
Deductible amount for losses to be covered under insurance policy		200,000
Insurance proceeds received for flood clean up costs and redevelopment		2,900,000	5,700,000
Insurance proceeds received for reimbursement for business interruption (loss of rents)		409,000	666,000
Estimated gain on involuntary conversion		2,300,000	274,000
Allowance for Doubtful Accounts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year		1,363,000	1,316,000	1,172,000
Provision		665,000	298,000	733,000
Write-off		(635,000)	(251,000)	(589,000)
Balance at close of year		1,393,000	1,363,000	1,316,000
Dacotah Bank, Minot, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		350,000,000
United Community Bank, Minot, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		275,000,000
Commerce Bank, A Minnesota Banking Corporation [Member]
Compensating Balances [Line Items]
Compensating balance		250,000,000
First International Bank, Watford City, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		6,100,000
Peoples State Bank of Velva, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		225,000,000
Equity Bank, Minnetonka, Minnesota [Member]
Compensating Balances [Line Items]
Compensating balance		300,000,000
Associated Bank, Green Bay, Wisconsin [Member]
Compensating Balances [Line Items]
Compensating balance		500,000,000
Venture Bank, Eagan, Minnesota [Member]
Compensating Balances [Line Items]
Compensating balance		500,000,000
American National Bank, Omaha, Nebraska [Member]
Compensating Balances [Line Items]
Compensating balance		400,000,000
Multi-family residential properties [Member]
Finite-Lived Intangible Assets [Line Items]
Number of properties disposed		2		4
Goodwill derecognized		14,000		261,000
Kentwood, Michigan, retail property [Member]
Real Estate Properties [Line Items]
Impairment of retail property			128,000
Grand Chute, Wisconsin [Member]
Real Estate Properties [Line Items]
Impairment of retail property			$ 293,000